CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 124,379
Accounts receivable, net	45,188,231
Other receivables, net	424,313
Other receivables - related parties	123,532
Contract assets	31,438,860
Prepayments and other current assets, net	405,136
Total current assets	77,704,451
OTHER ASSETS
Property and equipment, net	1,291,322
Intangible assets, net	5,628
Deferred tax assets, net	1,208,689
Contract assets, noncurrent	8,550,498
Escrow	600,000
Total other assets	11,656,137
Total assets	89,360,588
CURRENT LIABILITIES
Accounts payable	36,347,893
Short-term loans - banks	1,814,551
Short-term loans - third parties	836,765
Short-term loans - related parties	2,794,894
Other payables and accrued liabilities	2,220,896
Other payables - related party	256,863
Contract liabilities	28,026
Taxes payable	7,408,674
Total current liabilities	51,708,562
OTHER LIABILITIES
Long-term loan - bank	213,969
Total other liabilities	213,969
Total liabilities	51,922,531
SHAREHOLDERS’ EQUITY
Additional paid-in capital	11,578,633
Statutory reserves	3,433,589
Retained earnings	24,455,403
Accumulated other comprehensive loss	(2,210,909)
Total CDT Environmental Technology Investment Holdings Limited shareholders’ equity	37,283,779
Noncontrolling interests	154,278
Total shareholders’ equity	37,438,057	$ 32,086,243
Total liabilities and shareholders’ equity	89,360,588
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
CURRENT ASSETS
Cash	124,379	268,102
Accounts receivable, net	45,188,231	29,076,549
Other receivables, net	424,313	418,891
Other receivables - related parties	123,532	115,718
Contract assets	31,438,860	34,280,084
Prepayments and other current assets, net	405,136	582,149
Total current assets	77,704,451	64,741,493
OTHER ASSETS
Property and equipment, net	1,291,322	1,695,348
Right-of-use assets, net		210,058
Intangible assets, net	5,628	16,397
Deferred tax assets, net	1,208,689	252,882
Contract assets, noncurrent	8,550,498	4,885,755
Prepaid initial public offering (“IPO”) costs		989,628
Escrow	600,000	0
Total other assets	11,656,137	8,050,068
Total assets	89,360,588	72,791,561
CURRENT LIABILITIES
Accounts payable	36,347,893	23,784,781
Short-term loans - banks	1,814,551	2,728,385
Short-term loans - third parties	836,765	312,028
Short-term loans - related parties	2,794,894	5,386,156
Other payables and accrued liabilities	2,220,896	2,466,501
Other payables - related party	256,863	270,806
Contract liabilities	28,026	28,430
Taxes payable	7,408,674	5,423,955
Lease liabilities		118,833
Total current liabilities	51,708,562	40,519,875
OTHER LIABILITIES
Long-term loan - bank	213,969	79,463
Lease liabilities, non-current		105,980
Total other liabilities	213,969	185,443
Total liabilities	51,922,531	40,705,318
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 10,825,000 and 9,200,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	27,063	23,000
Additional paid-in capital	11,578,633	7,453,265
Statutory reserves	3,433,589	3,192,855
Retained earnings	24,455,403	23,242,946
Accumulated other comprehensive loss	(2,210,909)	(2,009,421)
Total CDT Environmental Technology Investment Holdings Limited shareholders’ equity	37,283,779	31,902,645
Noncontrolling interests	154,278	183,598
Total shareholders’ equity	37,438,057	32,086,243
Total liabilities and shareholders’ equity	$ 89,360,588	$ 72,791,561